Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2020

Item 1. Proxy Voting Record

I.  Emmis Communications
(a) Name of Issuer of the portfolio security:
    Emmis Communications Corporation
(b) Exchange ticker symbol of the portfolio
    security: EMMS
(c) CUSIP:  291525103
(d) Shareholder meeting date:  July 11, 2019
(e) Brief identification of the matter voted on:
1.  Election of three directors
2.  To approve (in an advisory vote) of the
    compensation of Emmis'named executive officers.
3. Ratification of Ernst & Young LLP as independent registered public accountants for fiscal year ending
    February 29, 2020.
4. Advisory vote on the frequency of the advisory vote on the compensation of the names executive officers.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For items 1 and 3;
    against item 2; 1 year with regard to item 4.
(i) Whether Registrant cast its vote for or against management: Split

II.  Daseke, Inc.
(a) Name of Issuer of the portfolio security:
    Daseke, Inc.
(b) Exchange ticker symbol of the portfolio security: DSKE
(c) CUSIP: 23753F107
(d) Shareholder meeting date:  August 20, 2019
(e) Brief identification of the matter voted on:
1.  Election of three directors to serve as Class 1 directors.
2. Ratification of Grant Thornton LLP as independent registered public accounting firm for the year ending December 31, 2019.
3. To approve, on an advisory basis, the executive compensation of the named executive officers.
4. Advisory vote on the frequency of the advisory vote on the compensation of the names executive officers.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: for items 1-3 and 1 year with regard to item 4
(i) Whether Registrant cast its vote for or against management: for management

III.  Cinedigm Corporation
(a) Name of Issuer of the portfolio security:
    Cinedigm Corporation
(b) Exchange ticker symbol of the portfolio security: CIDM
(c) CUSIP: 172406209
(d) Shareholder meeting date:  December 4, 2019
(e) Brief identification of the matter voted on:
1.  To elect six members of the Board of Directors.
2. To approve, by non binding advisory vote, executive compensation.
3. To determine the frequency of future stockholder advisory votes on executive compensation.
4. To approve an amendment to the 2017 Equity Incentive Plan to increase the toal number of shares of Class A Common
    Stock available for issueance thereunder.
5. To ratify the appointment of EisnerAmper LLP as the company's independent registered public accountanting firm for the fiscal fiscal year ending March 31, 2020.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For items 1, 2, 4 and 5. One year with regard to itme 3.
(i) Whether Registrant cast its vote for or against management: For management


IV. Cumulus Media Inc.
(a) Name of Issuer of the portfolio security:
    Cumulus Media Inc.
(b) Exchange ticker symbol of the portfolio security: CMLS
(c) CUSIP: 231082603
(d) Shareholder meeting date:  April 30, 2020
(e) Brief identification of the matter voted on:
1.  Election of seven directors.
2. Approve on an advisory basis, the compensation to be paid to the named executive officers.
3. Ratification of PriceWaterhouseCoopers LLP as the independent registered accounting firm for 2020.
4.  To approve the Cumulus Media Inc. 2020 Equity and
    Incentive Plan.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For items 1 and 3;
    against items 2 and 4
(i) Whether Registrant cast its vote for or against management: split

V. Bristow Group Inc.
(a) Name of Issuer of the portfolio security:
    Bristow Group Inc.
(b) Exchange ticker symbol of the portfolio security: VTOL
(c) CUSIP: 11040G103
(d) Shareholder meeting date:  May 4, 2020
(e) Brief identification of the matter voted on:
1.  To approve the adoption of the Merger Agreement dated
    January 23, 2020.
2. To approve, on a non-binding advisory basis, certain merger related executive compensation payments to named executive officers in connection with the merger.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management


VI.  Willscot Corporation
(a) Name of Issuer of the portfolio security:
    Willscot Corporation.
(b) Exchange ticker symbol of the portfolio security: WS11.SG
(c) CUSIP:971375126
(d) Shareholder meeting date:  May 11, 2020
(e) Brief identification of the matter voted on:
1.  Election of three directors.
2. Ratification of Ernst & Young LLP as the independent registered accounting firm for the fiscal year ending December 31, 2019.
3. Approve or disapprove, by advisory vote, the compensation of named executive officers.
4. Determine the frequency (annuealof the advisory votes on executive compensation.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

VII.  MediaCo Hoilding Inc.
(a) Name of Issuer of the portfolio security:
    MediaCo Holdings, Inc.
(b) Exchange ticker symbol of the portfolio
    security: MDIA
(c) CUSIP:   58450D104
(d) Shareholder meeting date:  May 14, 2020
(e) Brief identification of the matter voted on:
1.  Election of two directors.
2.  Approval of the 2020 Equity Compensation Plan.
3.  Approval of the potential issuance of additional
    Clas A Shares.
4. Ratification of Ernst & Young LLP as the Company's independent registered accounting firm for the fiscal year ending December 31, 2020.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For Items 1, 2 and 4;
    against Item 3.
(i) Whether Registrant cast its vote for or against management: Split

VIII. Clear Channel Outdoor Holdings, Inc.
(a) Name of Issuer of the portfolio security:
    Clear Channel Outdoor Holdings, Inc.
(b) Exchange ticker symbol of the portfolio security: CCO
(c) CUSIP: 18453H106
(d) Shareholder meeting date:  May 19, 2020
(e) Brief identification of the matter voted on:
1.  Election of three directors.
2.  To approve an advisory resolution on executive compensation.
3. Ratification of Ernst & Young LLP as the Company's independent registered accounting firm for the fiscal year ending December 31, 2020.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For Items 1 and 3;
    against Item 2.
(i) Whether Registrant cast its vote for or against management: split

IX.  Daseke, Inc.
(a) Name of Issuer of the portfolio security:
    Daseke, Inc.
(b) Exchange ticker symbol of the portfolio security: DSKE
(c) CUSIP: 23753F107
(d) Shareholder meeting date:  May 21, 2020
(e) Brief identification of the matter voted on:
1.  Election of three directors to serve as Class II directors.
2. Ratification of Grant Thornton LLP as independent registered public accounting firm for the year ending December 31, 2020.
3. To approve, on an advisory basis, the executive compensation of the named executive officers.
4.  To approve an amendment and restatement of the Company's
    2017 Omnibus Incentive Plan.
5. To approve an aamendment to the Company's Second Amended and Restated Certificate of Incorporation, as amended, to declassify the Board of Directors.
6. To consider and conduct an advisory vote on a stockholder proposal seeking to repeal the classification of the Board of Directors, if properly presented a the Annual Meeting.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: for all items
(i) Whether Registrant cast its vote for or against management: for management

X. WillScot Corporation
(a) Name of Issuer of the portfolio security:
    Willscot Corporation.
(b) Exchange ticker symbol of the portfolio security: WS11.SG
(c) CUSIP:971375126
(d) Shareholder meeting date:  June 24, 2020
(e) Brief identification of the matter voted on:
1. Approval of issueance of WillScot's Class A common stock to stockholders of Mobile Mini inc. in connection wihtthe merger contemplated by the Merger
    Agreement dated March 1, 2020.
2. Approval of the amended and restated certificate of incorporation of WillScot.
3.  Approval to amend and restate the WillScott Corporation
    2017 Incentive Award Plan, as amended, as the Combined
    Company 2020 Incentive Award Plan.
4. Approval of the adjournment of hte WillScot speical meeting to a later date or dates, if necessary to solicit additional proxies.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management